LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,181	$ 1,034
Right of-use assets:
Right-of-use assets	1,379	1,240
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	240	227
Other lease related expenses:
Interest expense on lease liabilities	60	55
Expenses of short-term leases	158	114
Expenses of leases of low-value assets	98	91
Expenses related to variable lease payments not included in the measurement of lease liabilities	74	70
Additions to right-of-use assets	274	209
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	234	224
Land, buildings and Improvements
Right of-use assets:
Right-of-use assets	1,016	869
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	142	150
Machinery, equipment and others
Right of-use assets:
Right-of-use assets	363	371
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	$ 98	$ 77